KPMG LLP
Two Manhattan West
375 9th Avenue, 17th Floor
New York, NY 10001

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors MoA Funds Corporation:

In planning and performing our audits of the financial statements of MoA Funds Corporation (the Funds) as of and for the year or period ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of the management and the Board of Directors of MoA Funds Corporation and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP
New York, New York
February 26, 2026

Appendix

Statements of operations for the year ended December 31, 2025, and the statements of changes in net assets for each of the years in the two-year period ended December 31, 2025, and financial highlights for each of the years in the five-year period ended December 31, 2025

MoA Equity Index Fund
MoA All America Fund
MoA Small Cap Value Fund
MoA Small Cap Growth Fund
MoA Small Cap Equity Index Fund
MoA Mid Cap Value Fund
MoA Mid Cap Equity Index Fund
MoA Balanced Fund
MoA International Fund
MoA Catholic Values Index Fund
MoA Retirement Income Fund
MoA Clear Passage 2020 Fund
MoA Clear Passage 2025 Fund
MoA Clear Passage 2030 Fund
MoA Clear Passage 2035 Fund
MoA Clear Passage 2040 Fund
MoA Clear Passage 2045 Fund
MoA Clear Passage 2050 Fund
MoA Clear Passage 2055 Fund
MoA Clear Passage 2060 Fund
MoA Clear Passage 2065 Fund
MoA Conservative Allocation Fund
MoA Moderate Allocation Fund
MoA Aggressive Allocation Fund
MoA US Government Money Market Fund
MoA Intermediate Bond Fund
MoA Core Bond Fund

Statements of operations and changes in net assets and financial highlights for the period May 1, 2025 (commencement of operations) through December 31, 2025

MoA Clear Passage 2070 Fund

Statements of operations and changes in net assets and financial highlights for the period September 8, 2025 (commencement of operations) through December 31, 2025

MoA Mid Cap Growth Fund

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.